UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EDMP, Inc.
Address: 18534 N. Dale Mabry Hwy
         Lutz, FL  33548

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President/Co-Founder
Phone:     813-960-9600

Signature, Place, and Date of Signing:

     /s/ Julie C. Carnevale     Lutz, FL/USA     February 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $184,863 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     5166   111698 SH       Sole                    43395        0    68303
AMPHENOL CORP NEW              CL A             032095101     4846   104941 SH       Sole                    58364        0    46577
BROADCOM CORP                  CL A             111320107     5772   183403 SH       Sole                   129800        0    53603
COACH INC                      COM              189754104     8345   228450 SH       Sole                   146475        0    81975
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    16966   374280 SH       Sole                   199085        0   175195
DANAHER CORP DEL               COM              235851102     4120    54789 SH       Sole                    29824        0    24965
DIAMOND OFFSHORE DRILLING IN   COM              25271c102      856     8700 SH       Sole                        0        0     8700
EBAY INC                       COM              278642103     5501   233805 SH       Sole                   151085        0    82720
FISERV INC                     COM              337738108     4301    88720 SH       Sole                    49028        0    39692
GAMESTOP CORP NEW              CL A             36467w109     4759   216920 SH       Sole                   128715        0    88205
GOOGLE INC                     CL A             38259p508     4934     7958 SH       Sole                     4585        0     3373
HUDSON CITY BANCORP            COM              443683107     1015    73950 SH       Sole                     3240        0    70710
ITT EDUCATIONAL SERVICES INC   COM              45068B109     6195    64555 SH       Sole                    39355        0    25200
JOHNSON & JOHNSON              COM              478160104     5936    92155 SH       Sole                    51630        0    40525
KOHLS CORP                     COM              500255104     6177   114538 SH       Sole                    79835        0    34703
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     3771    43370 SH       Sole                    19860        0    23510
MANITOWOC INC                  COM              563571108     6625   664528 SH       Sole                   372545        0   291983
MEDCO HEALTH SOLUTIONS INC     COM              58405u102     7398   115755 SH       Sole                    64745        0    51010
MONSANTO CO NEW                COM              61166W101      976    11935 SH       Sole                        0        0    11935
NATIONAL OILWELL VARCO INC     COM              637071101     1720    39013 SH       Sole                      296        0    38717
NII HLDGS INC                  CL B NEW         62913f201    13810   411248 SH       Sole                   250613        0   160635
NIKE INC                       CL B             654106103     4118    62332 SH       Sole                    37533        0    24799
ORACLE CORP                    COM              68389X105     4494   183216 SH       Sole                   100261        0    82955
PEPSICO INC                    COM              713448108     1915    31490 SH       Sole                     3840        0    27650
PROCTER & GAMBLE CO            COM              742718109     4056    66900 SH       Sole                    29530        0    37370
RESEARCH IN MOTION LTD         COM              760975102     2848    42175 SH       Sole                    23045        0    19130
ROCKWELL COLLINS INC           COM              774341101     3830    69179 SH       Sole                    38314        0    30865
SCHWAB CHARLES CORP NEW        COM              808513105     7211   383139 SH       Sole                   206901        0   176238
STAPLES INC                    COM              855030102     6878   279696 SH       Sole                   179637        0   100059
STRYKER CORP                   COM              863667101     3217    63871 SH       Sole                    33298        0    30573
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4708    83799 SH       Sole                    44914        0    38885
UNITED TECHNOLOGIES CORP       COM              913017109     4347    62629 SH       Sole                    34794        0    27835
UNITEDHEALTH GROUP INC         COM              91324p102     8564   280977 SH       Sole                   156972        0   124005
WALGREEN CO                    COM              931422109     4851   132105 SH       Sole                    62760        0    69345
WEATHERFORD INTERNATIONAL LT   REG              h27013103     4637   258897 SH       Sole                   141302        0   117595